Significant accounting policies - Vessels, property, plant and equipment (Details)		12 Months Ended
	Dec. 30, 2019 vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Extension term of contract		10 years
Number of bareboat-in vessels | vessel		3
Sale and leaseback agreement
Disclosure of detailed information about property, plant and equipment [line items]
Residual value		$ 21,000,000
Number of bareboat-in vessels | vessel	3
tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years
Residual value		$ 0
FSO/FpSO/FPSO
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		30 years
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		30 years	25 years
FSOs | Asia And Africa
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		5 years
plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		5 years
plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years
fixtures and fittings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		5 years
fixtures and fittings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		10 years
other tangible assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		3 years
other tangible assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years
dry-docking | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		2 years 6 months
dry-docking | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		5 years
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Residual value		$ 0